Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Assets:
Cash and cash equivalents	$ 172,105	$ 3,098,092	$ 1,656,365	$ 2,576,256
Accounts receivable, net	111,688	2,010,527	1,845,965	1,298,399
Recoverable taxes	19,745	355,440	415,487	385,351
Advance payment for constructions to related parties	2,491	44,842	20,276	43,673
Advance payments to contractors	36,950	665,141	262,347	556,186
Other accounts receivable and prepaid expenses	4,882	87,880	92,091	48,065
Total current assets	347,861	6,261,922	4,292,531	4,907,930
Non-current assets:
Property, leasehold improvements and equipment, net	168,973	3,041,725	3,112,540	2,852,674
Investment in airport concessions, net	1,130,606	20,352,266	18,715,808	16,421,304
Right-of-use-assets, net	6,280	113,056	126,299	149,442
Other assets, net	2,278	41,005	60,990	38,824
Deferred income taxes	62,635	1,127,497	924,892	867,421
Total non-current assets	1,370,772	24,675,549	22,940,529	20,329,665
Total assets	1,718,634	30,937,471	27,233,060	25,237,595
Current liabilities:
Short-term debt			600,000
Current portion of long-term debt	91,105	1,640,000
Current portion of major maintenance provision	32,957	593,267	555,498	629,683
Current portion of lease liabilities	2,728	49,113	19,022	44,928
Trade accounts payable	43,841	789,194	610,375	385,503
Payable taxes and other accrued expenses	66,218	1,191,996	1,132,329	960,843
Accounts payable to related parties	25,863	465,571	350,076	452,933
Total current liabilities	262,713	4,729,141	3,267,300	2,473,890
Non-current liabilities:
Long-term debt	654,865	11,788,359	10,681,880	10,676,708
Major maintenance provision	115,521	2,079,521	1,728,665	1,489,598
Guarantee deposits	22,550	405,925	416,665	404,202
Employee benefits	10,931	196,768	165,279	143,058
Lease liabilities	6,083	109,508	159,968	153,916
Deferred income taxes	1,537	27,667	48,566	57,721
Accounts payable to related parties	9,663	173,950	220,500
Total non-current liabilities	821,151	14,781,698	13,421,523	12,925,203
Total liabilities	1,083,863	19,510,839	16,688,823	15,399,093
Commitment and contingencies
Shareholders' equity
Common stock	16,542	297,782	297,782	297,782
Additional paid-in capital	1,655	29,786	29,786	29,786
Total Contributed capital	18,197	327,568	327,568	327,568
Reserve for repurchase of shares	83,328	1,500,000	1,500,000	1,500,000
Retained earnings	524,263	9,437,364	8,550,187	7,828,436
Accumulated other comprehensive result	(264)	(4,747)	7,019	14,455
Total Earned capital	607,327	10,932,617	10,057,206	9,342,891
Controlling interest	625,524	11,260,185	10,384,774	9,670,459
Non-controlling interest	9,246	166,447	159,463	168,043
Total shareholders' equity	634,771	11,426,632	10,544,237	9,838,502
Total liabilities and shareholders' equity	$ 1,718,634	$ 30,937,471	$ 27,233,060	$ 25,237,595